ORGANIZATION (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Affiliated PRC Entities Affiliated PRC Entities before consolidation USD ($)	Dec. 31, 2014 Affiliated PRC Entities Affiliated PRC Entities before consolidation CNY	Dec. 31, 2013 Affiliated PRC Entities Affiliated PRC Entities before consolidation CNY	Dec. 31, 2012 Affiliated PRC Entities Affiliated PRC Entities before consolidation CNY	Dec. 31, 2014 Affiliated PRC Entities WFOE Affiliated PRC Entities before consolidation USD ($)	Dec. 31, 2014 Affiliated PRC Entities WFOE Affiliated PRC Entities before consolidation CNY	Dec. 31, 2013 Affiliated PRC Entities WFOE Affiliated PRC Entities before consolidation CNY
Carrying amounts and classifications of the assets and liabilities of Affiliated PRC Entities
Current assets	$ 314,433	1,950,933	2,055,134		$ 162,994	1,011,311	481,709
Non-current assets	51,056	316,784	69,641		12,234	75,910	1,481
Total assets					175,228	1,087,221	483,190
Current liabilities	381,440	2,366,687	704,485		173,498	1,076,484	468,769
Non-current liabilities	11,542	71,616	57,863		553	3,429	3,125
Total liabilities					174,051	1,079,913	471,894
Financial performance and cash flows of Affiliated PRC Entities
Revenues	283,138	1,756,755	850,922	501,725	59,884	371,555	82,474	80,344
Cost of revenues	73,317	454,902	173,395	95,787	34,810	215,981	45,298	32,743
Net (loss) income	(297,667)	(1,846,901)	(187,289)	(91,113)	(1,771)	(10,990)	4,966	(3,254)
Net cash provided by operating activities	(70,227)	(435,724)	(59,919)	3,838	15,179	94,178	41,181	33,038
Net cash used in investing activities	37,204	230,840	(524,738)	74,389	(10,493)	(65,109)	(961)	(1,553)
Net cash provided by (used in) financing activities	2,418	15,001	1,432,081	(52,874)	1,128	7,000	(50,000)	60,000
Due to related party	1,016	6,305	4,492						37,392	232,000	84,208
Affiliated PRC Entities' assets pledged or collateralized					$ 0